Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 20, 2014	Jun. 28, 2013
Document And Entity Information
Entity Registrant Name	GUIDED THERAPEUTICS INC
Entity Central Index Key	0000924515
Document Type	S-1
Document Period End Date	Dec. 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 34,738,166
Entity Common Stock, Shares Outstanding		71,723,963
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013